INCOME TAXES DISCLOSURE: Schedule of deferred tax assets and liabilities (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of deferred tax assets and liabilities

	Year ended January 31,
	2023	2022	2021
Deferred tax assets (liabilities):
Federal loss carryforwards	$1,432,000	$1,267,000	$1,010,000
Foreign loss carryforwards	1,676,000	1,359,000	1,206,000
Mineral properties	40,000	38,000	38,000
Share issue costs	8,000	9,000	-
	3,156,000	2,673,000	2,254,000
Valuation allowance	(3,156,000)	(2,673,000)	(2,254,000)
Net deferred tax asset	$-	$-	$-